Unaudited Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Sales	$ 52,874	$ 15,145	$ 92,932	$ 26,247
Cost of sales	18,515	5,161	37,035	9,044
Gross Profit	34,359	9,984	55,897	17,203
General & Administrative Expenses:
Accounting	19,800	37,200	61,200	37,200
Legal	95,034	20,351	102,151	44,075
R&D	191,760	0	358,546	0
Depreciation	3,192	3,491	6,374	7,002
Total General & Administrative Expenses	422,957	138,553	1,720,141	183,471
Loss from Operations	(388,598)	(128,569)	(1,664,244)	(166,268)
Other Income (Expenses):
Foreign exchange (loss)	8	(2,894)	(6)	8,002
Interest expense	(195,630)	(24,219)	(245,341)	(40,575)
Miscellaneous income	0	3,000	0	3,000
Interest income	2	0	2	0
Debt release	221	1,259	51,252	1,552
Loss on debt conversions	(2,295,057)	(756,021)	(7,205,843)	(807,414)
Total Other Income (Expenses)	(2,490,456)	(778,875)	(7,399,936)	(835,435)
Net (loss) before income taxes	(2,879,054)	(907,444)	(9,064,180)	(1,001,703)
Provision for income taxes	0	0	0	0
Net Loss	(2,879,054)	(907,444)	(9,064,180)	(1,001,703)
Comprehensive Income (Loss):
Unrealized income (loss) from foreign exchange translation	(6,702)	476	(8,765)	(865)
Comprehensive (Loss)	$ (2,885,756)	$ (906,968)	$ (9,072,945)	$ (1,002,568)
Basic Loss per Common Share	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.01)
Weighted Average Common Shares Outstanding	478,520,336	153,069,298	458,767,179	101,111,514